Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible asset, net, consisted of the following
	As of December, 2023	As of December, 2024
	US$	US$
Purchased software	306	—
Less: accumulated amortization	(306)	—
	—	—